Summary of Significant Accounting Policies (Details 4) - Level 3 [Member] - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 59,657,719	$ 3,905,721	$ 10,857,698
Fair value of derivative liabilities issued		841,436	743,301
Gain (loss) on change in derivative liability	1,380,085	54,910,562	(7,695,278)
Ending balance	$ 61,037,804	$ 59,657,719	$ 3,905,721